Subsequent Events (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 14, 2019	Dec. 31, 2018	Dec. 31, 2017	Nov. 08, 2019	Oct. 29, 2019	Oct. 23, 2019	Oct. 16, 2019	Oct. 10, 2019	Oct. 03, 2019
Debt instrument, conversion converted amount			$ 44,700
Subsequent Event [Member] | Convertible Notes [Member] | Detachable Warrant [Member]
Warrants term				5 years
Adjusted exercise price per share				$ 0.07
Subsequent Event [Member] | Convertible Notes [Member] | Lenders as Stockholders [Member]
Debt instrument, interest rate	8.00%
Debt instrument, maturity date	Jun. 30, 2020
Debt instrument, amortized period	36 months
Debt instrument, conversion price				0.07	$ 0.12	$ 0.12		$ 0.12	$ 0.12
Adjusted exercise price per share				$ 0.07
Subsequent Event [Member] | Convertible Notes [Member] | Lenders as Stockholders [Member] | Minimum [Member]
Debt instrument, conversion price	$ 0.07
Subsequent Event [Member] | Convertible Notes [Member] | Lenders as Stockholders [Member] | Detachable Warrant [Member]
Warrants term	5 years
Subsequent Event [Member] | Convertible Notes [Member] | Lender [Member]
Debt instrument, interest rate	8.00%
Debt instrument, maturity date	Jun. 30, 2020
Debt instrument, conversion price	$ 0.12						$ 0.07
Subsequent Event [Member] | Convertible Notes [Member] | Lender [Member] | Minimum [Member]
Ownership percentage	5.00%
Debt instrument, conversion converted amount	$ 5,000,000
Debt instrument convertible threshold percentage	25.00%